WCM China Quality Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.0%
	CHINA — 90.0%
3,800	Alibaba Group Holding Ltd.	$62,874
810	Alibaba Group Holding Ltd. - ADR	107,106
9,600	Chaozhou Three-Circle Group Co., Ltd. - Class A	52,516
64,000	China Communications Services Corp. Ltd. - Class H	35,029
15,000	China Merchants Bank Co., Ltd. - Class H	88,934
11,200	Chongqing Baiya Sanitary Products Co., Ltd. - Class A	38,164
2,214	Contemporary Amperex Technology Co., Ltd. - Class A	77,490
20,859	DiDi Global, Inc. - ADR*	100,958
3,757	Full Truck Alliance Co., Ltd. - ADR	47,977
4,800	Fuyao Glass Industry Group Co., Ltd. - Class H	34,340
6,600	Giant Biogene Holding Co., Ltd.	60,014
2,427	Kanzhun Ltd. - ADR*	46,526
300	Kweichow Moutai Co., Ltd. - Class A	64,616
1,827	Luckin Coffee, Inc. - ADR*	63,196
139,000	Meitu, Inc.*	97,819
3,500	Meituan - Class B*	70,428
13,100	NARI Technology Co., Ltd. - Class A	39,567
2,450	NetEase Cloud Music, Inc.*	46,818
537	PDD Holdings, Inc. - ADR*	63,554
7,000	Shenzhen Inovance Technology Co., Ltd. - Class A	65,842
1,600	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	51,636
3,200	Sieyuan Electric Co., Ltd. - Class A	33,614
3,550	Tencent Holdings Ltd.	226,829
900	Trip.com Group Ltd. - ADR	57,222
6,600	Xiaomi Corp. - Class B*	41,763
		1,674,832
	NETHERLANDS — 4.4%
8,850	Prosus N.V. - ADR	81,951
	SINGAPORE — 2.1%
4,900	BOC Aviation Ltd.	38,281
	TAIWAN — 2.5%
1,084	MediaTek, Inc.	46,721
	TOTAL COMMON STOCKS
	(Cost $1,603,750)	1,841,785
	TOTAL INVESTMENTS — 99.0%
	(Cost $1,603,750)	1,841,785
	Other Assets in Excess of Liabilities — 1.0%	18,508
	TOTAL NET ASSETS — 100.0%	$1,860,293

WCM China Quality Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

ADR – American Depository Receipt

*	Non-income producing security.